ACCOUNTS RECEIVABLE, NET - Allowance for credit losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement of the allowance for credit losses
Balance at the beginning of the year	$ (3,992,922)	$ (2,841,192)	$ (644,669)
Additions charged to allowance for expected credit losses	(672,946)	(2,345,747)	(2,221,430)
Recovery of allowance for expected credit losses	100,321	1,099,404	0
Foreign currency translation adjustments	(190,927)	94,613	24,907
Balance at the end of the year	$ (4,756,474)	$ (3,992,922)	$ (2,841,192)